UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447


                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


        Registrant's telephone number, including area code: 612-332-3223



                    Date of fiscal year end:  March 31, 2006

                    Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds Trust, is comprised of:
         Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2006 (Unaudited)
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                 Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.0%) (2)

   ESCROWED TO MATURITY / PREREFUNDED (7.8%)
           90,000  Brevard Co. School Board C.O.P. Series 1996-B (Ambac insured), 5.50%, 7/1/21                            91,804
           25,000  Orange Co.  School Board C.O.P. Series 1997-A, 5.375%, 8/1/22                                           25,600
           20,000  Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27                                   20,432
                   Tampa Rev. Allegany Hlth. Sys.:
           50,000    Series 1993 (St. Anthony Hosp. Proj.), 5.125%, 12/1/15                                                50,174
           75,000    Series 1993 (St. Joseph's Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23                                75,260
           50,000  Univ. of South FL Hsg. Fac. Rev. Series 1997-A (MBIA insured), 5.35%, 7/1/15                            50,502
                                                                                                                  ----------------
                                                                                                                          313,772
                                                                                                                  ----------------
   HOSPITAL / HEALTH CARE (7.9%)
                   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
           50,000    5.125%, 10/1/14                                                                                       50,868
           65,000    5.125%, 10/1/19                                                                                       65,513
                   Highlands Co. Hlth. Facs. Auth. Rev. Series 2003-D (Adventist Hlth. Sys. Proj.):
           15,000    6.00%, 11/15/25                                                                                       15,911
           25,000    5.875%, 11/15/29                                                                                      26,667
                   Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
           25,000    5.25%, 10/1/10                                                                                        26,011
           50,000    5.50%, 10/1/14                                                                                        51,918
           80,000  South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13              83,399
                                                                                                                  ----------------
                                                                                                                          320,287
                                                                                                                  ----------------
   INDUSTRIAL  / POLLUTION CONTROL (0.8%)
           30,000  Jacksonville Pollution Ctrl. Rev. Ref. Series 1996 (Anheuser-Busch Proj.), 5.70%, 8/1/31                30,324
                                                                                                                  ----------------

   INSURED (45.7%)
           50,000  Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.) (Ambac insured),
                     5.55%, 10/1/15                                                                                        51,129
           60,000  Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA
                     insured), 5.40%, 5/1/13                                                                               61,427
          135,000  Dade Co. Aviation Rev. Series 1997-C (Miami Intl. Airport Proj.), 5.125%, 10/1/27                      136,458
           40,000  Dade Co. Sch. Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/17                                     40,593
          100,000  Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                             102,135
          150,000  Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%, 10/1/35                   151,036
           45,000  FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17                       45,382
           50,000  FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.) (Ambac insured),
                     5.75%, 10/1/30                                                                                        51,771
          100,000  Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys. Proj.)
                     (ACA insured), 5.00%, 4/1/12                                                                         101,468
           90,000  Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                     (Radian insured), 5.75%, 4/1/18                                                                       94,083
                   Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
           55,000    Series 1996, 5.25%, 11/15/25                                                                          56,240
           50,000    Series 1997, 5.00%, 11/15/22                                                                          50,507
           40,000  Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23                                40,976
                   Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):
          265,000    5.44% effective yield, 10/1/33                                                                        60,078
          100,000    4.79% effective yield, 10/1/35                                                                        86,988
           20,000  Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22                                     20,317
           60,000  Orlando & Orange Co. Expwy. Auth. Rev. Junior Lien Series 1998 (FGIC insured),
                     5.00%, 7/1/28                                                                                         60,497
           90,000  Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.) (FSA insured),
                     5.25%, 8/1/18                                                                                         90,083
           45,000  Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured),
                     4.50%, 10/1/14                                                                                        44,418
           75,000  Pinellas Co. Swr. Rev. Ref. Series 1998, 5.00%, 10/1/24                                                 76,642
                   Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
           45,000    (FSA insured), 5.00%, 9/1/16                                                                          45,141
          150,000    (MBIA-IBC insured), 5.00%, 9/1/16                                                                    150,285
           25,000  South Fork Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Memorial Hosp. Proj.),
                     5.375%, 7/1/22                                                                                        25,740
           25,000  Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.) (MBIA insured),
                     5.625%, 8/15/26                                                                                       25,551
          170,000  Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured),
                     5.00%, 11/1/21                                                                                       173,811
                                                                                                                  ----------------
                                                                                                                        1,842,756
                                                                                                                  ----------------

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                 Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
   MULTIFAMILY MORTGAGE (19.6%)
          100,000  Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe
                     Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                                     102,096
          100,000  Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.), 4.50%, 7/1/15              98,870
           45,000  Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village
                     Square Apts. Proj.), 4.75%, 6/1/13                                                                    42,854
           45,000  Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15              46,077
           20,000  Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons Proj.)
                     (FHA insured), 5.88%, 7/15/24                                                                         20,571
          120,000  Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.),
                     4.625%, 7/1/09                                                                                       117,811
           55,000  Palm Beach Co. Hsg. Fin. Auth. Rev. Refunding Series 1997-A
                     (GNMA Mallard's Cove Apts. Proj.), 5.95%, 10/20/31                                                    55,130
          120,000  Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                     5.625%, 11/15/20                                                                                     122,281
          135,000  Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.),
                     5.125%, 12/1/22                                                                                      134,062
           50,000  Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994-A (Lake Wales Gardens Proj.),
                     5.625%, 5/20/14                                                                                       52,047
                                                                                                                  ----------------
                                                                                                                          791,799
                                                                                                                  ----------------
   UTILITY (1.6%)
           15,000  Gainesville Utility Sys. Rev. Series 1996-A, 5.20%, 10/1/26                                             15,281
           50,000  Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John's River Proj.),
                     4.90%, 10/1/08                                                                                        50,331
                                                                                                                  ----------------
                                                                                                                           65,612
                                                                                                                  ----------------
   OTHER REVENUE BONDS (15.6%)
          100,000  Arbor Greene Cmnty. Dev. Dist. Special Assessment Rev. Ref. Series 2006, 5.00%, 5/1/19                 100,871
           80,000  Belmont Cmnty. Dev. Dist. Impt. Rev. Series 2006-B, 5.125%, 11/1/14                                     79,379
           10,000  Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08                                      10,000
          100,000  Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13                               103,413
          100,000  Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11                                  99,483
            5,000  Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08                                5,014
           65,000  Panther Trace II Cmnty. Dev. Rev. Series 2005-B, 5.00%, 11/1/10                                         64,696
           15,000  Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11                                      15,008
          100,000  Tisons Landing Cmnty. Dev. Dist. Special Assessment Series 2005-B, 5.00%, 11/1/11                      100,007
           50,000  West Villages Impt. Dist. Rev. Special Assessment Series 2006, 5.50%, 5/1/37                            49,702
                                                                                                                  ----------------
                                                                                                                          627,573
                                                                                                                  ----------------

Total municipal bonds (cost: $4,016,662)                                                                                3,992,123
                                                                                                                  ----------------


Total investments in securities (cost: $4,016,662)                                                                     $3,992,123
                                                                                                                  ----------------

Other Assets and Liabilities, Net (+1.0%)                                                                                  41,648

                                                                                                                  ----------------
Total Net Assets                                                                                                       $4,033,771
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                          4,016,662
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               9,397
Gross Unrealized Depreciation                                                                                             (33,936)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                 (24,539)
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    August 30, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    August 30, 2006



By:      /s/Eugene C. Sit
         ----------------

         Eugene C. Sit

         Chairman

Date:    August 30, 2006